UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 13, 2008


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	455,940



List of Other Included Manager:

  No. 	13F File Number		Name
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
                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    25583   1354290 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    28267    958195 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     62565       469 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     13092      2927 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    21924   1261450 SH         SOLE          SOLE
CANADIAN NATURAL RESOURCES	COM   136385101	     8533    125000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     35432   1824488 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6438    105768 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     26530   1398504 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1041    357800 SH         SOLE          SOLE
FINANCIAL FEDERAL CORP.		COM   317492106     16162    741025 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       218      5900 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     25222    885921 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       369      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     34135    463287 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     32570     74028 SH         SOLE          SOLE
POOL CORPORATION                COM   73278L105     20407   1080305 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       620     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405        76     50000 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       436     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       408      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     10889    132600 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3778    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104      4242    150000 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       329      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     18656    444085 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       716     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105	    27017    177160 SH	       SOLE	     SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      4785    435000 SH         SOLE          SOLE
THOR INDUSTRIES, INC.		COM   885160101     12869    432265 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    11620    338175 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       802     12080 SH         SOLE          SOLE
WACHOVIA CORP.			COM   929903102       209      7725 SH         SOLE          SOLE
                                                   455940